Wireless Device Payment Plans - Activity in Allowance for Credit Losses for Device Payment Plan Agreement Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 688	$ 444
Bad debt expense	718	692
Write-offs	(558)	(479)
Allowance related to receivables sold	0	28
Other	0	3
Ending balance	$ 848	$ 688